Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,955,949)	$ (1,840,593)
Adjustments to reconcile net loss to net cash provided (used) by operating activities
Depreciation and amortization	1,030,920	1,255,897
Accretion of asset retirement obligation	121,947	92,514
Write down of inventory to net realizable value	1,496,590	(204,127)
Loss on disposal of equipment	239,651	162
Gain on forgiveness of CARES Act loan (NOTE 9)		(463,497)
Changes in operating assets and liabilities:
Accounts receivable	(270,108)
Inventories	(404,187)	(2,309,208)
Prepaid expenses and other current assets	(27,770)	162,317
Accounts payable and accrued liabilities	(914,511)	1,069,893
Royalties and upside participation payable (NOTE 7)	1,168,281	751,088
Accrued liabilities – officer and other wages	39,462	71,697
Due to PDK in lieu of gold deliveries (NOTE 7)	5,771,000
Prepaid forward gold contract liability (NOTE 7)	(3,336,562)
Net cash provided (used) by operating activities	1,958,764	(1,413,857)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property and equipment	(261,539)	(652,422)
Refunds (payments) on reclamation bonds	(189,105)	1,340
Proceeds from sales of property and equipment	6,000
Net cash used by investing activities	(444,644)	(651,082)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from note payable – CARES Act Loan (NOTE 9)		463,497
Proceeds from issuance of common stock		200,000
Payment of notes payable	(1,262,778)	(541,703)
Net cash provided (used) by financing activities	(1,262,778)	121,794
Net increase (decrease) in cash and cash equivalents	251,342	(1,943,145)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	173,287	2,116,432
CASH AND CASH EQUIVALENTS AT END OF YEAR	424,629	173,287
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	81,244	91,301
NON-CASH FINANCING AND INVESTING ACTIVITIES:
Equipment acquired with notes payable – equipment	579,909	447,650
Land and building purchased with note payable and accrued rent	$ 105,500